Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	Acquisitions

2014 acquisitions:

The Company acquired controlling interests in seventeen businesses, nine in the CRE segment, five in the RRE segment and three in the Property Services segment.  In the CRE segment, the Company acquired controlling interests in regional firms in the UK, Canada, New Zealand, and Australia expanding FirstService’s geographic presence in these markets.  The Company also acquired a controlling interest in AOS Group, which was rebranded immediately as Colliers International, establishing a base of operations in France and Belgium.  In the RRE segment, the Company acquired regional firms operating in Minnesota, Texas, California, and Arizona.  In the Property Services segment, the Company acquired a national franchisor providing restoration services in Canada, as well as two California Closets franchises in Florida and Chicago which will be operated as Company-owned locations.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$35,641
Non-current assets	8,157
Current liabilities	(45,980)
Long-term liabilities	(9,950)
Redeemable non-controlling interest	(19,376)
Non-controlling interests	(255)
$(31,763)

Note consideration	$(3,611)
Cash consideration, net of cash acquired of $12,428	(108,245)
Acquisition date fair value of contingent consideration	(17,838)
Total purchase consideration	$(129,694)

Acquired intangible assets	$53,746
Goodwill	$107,711

2013 acquisitions:

The Company completed eleven individually insignificant acquisitions, eight in the CRE segment and three in the RRE segment.  In the CRE segment, the Company acquired controlling interest in Colliers Schauer & Scholl GmbH, Colliers Brautigam & Kramer GmbH, Colliers Schon and Lopez Schmitt GmbH, and Trombello Kölbel Immobilienconsulting GmbH (collectively, “Colliers Germany”) as well as four regional firms in the Netherlands, Australia, Canada and Brazil. These acquisitions expanded the CRE segment’s geographic presence to new markets, including Munich, Stuttgart, Frankfurt, Dusseldorf and Berlin. In the RRE segment, the Company acquired firms operating in Missouri, Florida and Alberta, expanding FirstService’s geographic presence in these markets.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$25,723
Non-current assets	2,733
Current liabilities	(35,308)
Long-term liabilities	(18,155)
Redeemable non-controlling interest	(43,531)
Non-controlling interests	(3,629)
$(72,167)

Note consideration	$(776)
Cash consideration, net of cash acquired of $22,984	(37,735)
Acquisition date fair value of contingent consideration	(9,556)
Total purchase consideration	$(48,067)

Gain on revaluation of previously held equity investment	$(820)

Acquired intangible assets	$52,244
Goodwill	$68,810

During the year, the company recorded a gain upon obtaining control of a business previously accounted for as an equity investment totaling $820 (See note 5).  The gain relates to the revaluation of the previously held equity investment to fair value.

2012 acquisitions:

The Company completed five individually insignificant acquisitions, two in the CRE segment, two in the RRE segment and one in the Property Services segment.  In the CRE segment, the Company acquired assets and select liabilities of Colliers International UK plc (in administration) (“CI UK”) and a regional firm operating in Victoria, Australia. These acquisitions expanded the CRE segment’s geographic presence to new markets, including the United Kingdom, Ireland, Spain and Victoria, Australia.  In the RRE segment, the acquired firms operate in California and Arizona and expand the Company’s service offering in existing markets.  In Property Services, the acquired firm operates in Florida and expands the Company’s geographic presence in an existing market.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$30,427
Non-current assets	3,164
Current liabilities	(21,169)
Long-term liabilities	(1,080)
Redeemable non-controlling interests	(753)
Non-controlling interests	(1,153)
$9,436

Note consideration	$(655)
Cash consideration, net of cash acquired of $419	(19,153)
Acquisition date fair value of contingent consideration	(1,944)
Total purchase consideration	$(21,752)

Acquired intangible assets	$7,420
Goodwill	$4,896

Acquisition-related transaction costs for the year ended December 31, 2014 totaled $9,454 (2013 - $3,336; 2012 - $5,032) and were recorded as expense under the caption “acquisition-related items”.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted free cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill.  The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects.  For acquisitions completed during the year ended December 31, 2014, goodwill in the amount of $7,620 is deductible for income tax purposes (2013 - $2,823; 2012 - $2,214).

The Company typically structures its business acquisitions to include contingent consideration.  Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to four-year periods following the dates of acquisition.  The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period.  If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period.  The fair value recorded on the consolidated balance sheet as at December 31, 2014 was $27,136 (see note 19).  The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $33,279 to a maximum of $36,163.  These contingencies will expire during the period extending to June 2018.  During the year ended December 31, 2014, $25,814 was paid with reference to such contingent consideration (2013 - $1,994; 2012 - $5,492).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates.  The consideration for the acquisitions during the year ended December 31, 2014 was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended December 31, 2014, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been January 1, 2012, are as follows:

	Revenues	Net earnings from continuing operations

Actual from acquired entities for 2014	$97,507	$3,578
Supplemental pro forma for 2014 (unaudited)	2,815,188	94,111
Supplemental pro forma for 2013 (unaudited)	2,554,036	58,335
Supplemental pro forma for 2012 (unaudited)	2,385,375	56,371

Supplemental pro forma results were adjusted for non-recurring items.